Related parties disclosure (Details Narrative)	1 Months Ended			12 Months Ended
	Jun. 24, 2022 USD ($)	Jun. 24, 2022 EUR (€)	May 27, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Payables | $				$ 496,000	$ 5,470,000
Repayment of debt | $				2,246,000	5,276,000	$ 2,344,000
Carlos Moreira
Related Party Transaction [Line Items]
Payables				$ 353,000	2,802,000		SFr 326,014
arago GmbH
Related Party Transaction [Line Items]
Proceeds from related party debt | €			€ 1,918,047
Hans-Christian Boos
Related Party Transaction [Line Items]
Payables					$ 2,395,219			€ 2,105,407
Repayment of debt | €		€ 158,137
Interest expense	$ 69,109	€ 63,162